Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments	12 Months Ended
Dec. 31, 2018
THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES
THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES

35. THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES, AND OTHER COMMITMENTS

35.1     Direct guarantees

As of December 31, 2018 and 2017 no property, plant and equipment was pledged as security for liabilities.

As of December 31, 2018, the Group does not have future energy purchase commitments (ThCh$ 3,938,524,357 as of December 31,2017).

35.2     Indirect guarantees

There were no indirect guarantees as of December 31, 2018 and 2017.

35.3     Litigation and arbitration

As of the date of these consolidated financial statements, the most relevant litigation involving the Group are as follows:

Pending lawsuits of the Company and Subsidiaries

1.

Inversiones Tricahue S.A., a minority shareholder of Empresa Eléctrica Pehuenche S.A., requested in the 20th Civil Court of Santiago the designation of an arbitrator, to hear and resolve the arbitration claim that Inversiones Tricahue S.A. seeks to bring against Empresa Eléctrica Pehuenche S.A., Enel Generación Chile S.A., Enel Chile S.A., and the directors of these three companies, for the alleged damages that the Pehuenche management allegedly inflicted on the minority shareholders, as a result of the Project Elqui reorganization and the development of Pehuenche's electricity generation business.

Once the request for the appointment of an arbitrator was presented, the three defendant companies and their directors submitted numerous objections, all of which were rejected by the ruling of June 25, 2018. The defendants filed an appeal to the ruling, which to date is pending a decision. Subsequently, Mr. Nelson Contador was designated as a referee judge whom accepted the position. The companies and their directors appealed the appointment of arbitrator judge, granting said recourse in the only devolutive effect. Against this resolution, the defendants filed an appeal to the ruling claiming that said appeal should have been granted in both cases ordering the suspension of the sentence while the appeals are resolved. For its part, the plaintiff also filed an appeal in the ruling. Both resources are pending resolution.

2.

GasAtacama Chile S.A.: By means of ORD No. 5,705 of May 23, 2016, the Superintendency of Electricity and Fuels, filed charges against GasAtacama Chile S.A. for providing allegedly erroneous information to the centralized operating agent of the national CDEC-SING with respect to the Technical Minimum (MT) and Average Time of the Operation parameters (TMO) during the period between January 1, 2011 and October 29, 2015, GasAtacama Chile S.A. presented its objections, which were rejected by the Superintendency’s Resolution No. 014606 of August 4 of 2016, which imposed a fine of 120,000 UTM (ThCh $5,802,360). In opposition to the above mentioned resolution of the Superintendency that applied the fine, GasAtacama Chile S.A. submitted a request for reconsideration before the Superintendency, which was rejected through Resolution No. 15908, dated November 2, 2016, which confirms the totality of the fine imposed. In opposition to the resolution, GasAtacama Chile S.A. filed a claim of illegality before the Court of Appeals of Santiago, recognizing a provision for 25% of the fine. The Court of Appeals of Santiago, meanwhile, on April 9, 2019, issued a ruling that reduced the fine imposed from 10,000 UTA (120,000 UTM) to 500 UTA. Both the Superintendency of Electricity and Fuels and GasAtacama Chile S.A. filed appeals before the Supreme Court against this ruling, which is pending admissibility, hearing and resolution.

The management of Enel Generacion Chile S.A. considers that the provisions recorded in the consolidated financial statements are adequate to cover the risks resulting from litigation because it does not consider there to be any additional liabilities other than those specified. In relation to litigation described above, the Group has established provisions for ThCh $2,901,180.

Given the characteristics of the risks conveyed by these provisions, it is not possible to determine a reasonable schedule of payment dates if there are any.

35.4     Financial restrictions

A number of the Group’s loan agreements include the obligation to comply with certain financial covenants, which is normal for the contracts of this nature. There are also affirmative and negative ratios requiring the monitoring of these commitments. In addition, there are restrictions in the events-of-default clauses of the agreements which require compliance.

1)     Cross Default

Some of the financial debt contracts of Enel Generación Chile S.A. contain cross default clauses. The domestic credit line agreement governed by Chilean law, which Enel Generación Chile S.A. signed in March 2016 and that expires in March 2019, for UF 2.8 million, stipulate that cross default arises only in the event of non-compliance by the borrower itself, with no reference made to its subsidiaries; i.e., Enel Generación Chile S.A. In order to accelerate payment of the debt in this credit line due to cross default originating from other debt, the amount overdue of a debt must exceed US$  50 million, or the equivalent in other currencies, and other additional conditions must be met such as the expiry of grace periods. This credit line has not been drawn upon. Enel Generación Chile S.A international credit line governed by New York State law, which was signed in February 2016 expiring in February 2020, also makes no reference to its subsidiaries, thus, cross default is only triggered in the event of non-compliance by the borrower itself. For the repayment of debt to be accelerated under these credit lines due to cross default regardless of whether at the level of individual or aggregated debt, the amount in default must exceed US$50 million or its equivalent in other currencies, and other additional conditions must be met, including the expiration of grace periods (if any), and a formal notice of intent to accelerate the debt repayment must have been served by creditors representing more than 50% of the amount owed or committed in the contract. As of December 31, 2018, these credit lines have not been drawn upon.

Regarding the bond issues of Enel Generación Chile S.A. registered with the United States Securities and Exchange Commission (the “SEC”), commonly called “Yankee bonds”, a cross default can be triggered by another debt of the Company or of any of its Chilean subsidiaries, for any amount overdue provided that the principal of the debt giving rise to the cross default exceeds US$ 30 million or its equivalent in other currencies. Debt acceleration due to cross default does not occur automatically but has to be demanded by the holders of at least 25% of the bonds of a certain series of Yankee bonds. In addition, events of bankruptcy or insolvency of foreign subsidiaries have no contractual effects on the Company’s Yankee bonds. The Company’s Yankee bonds mature in 2024, 2027, 2037 and 2097. Specifically for those maturing in 2024 (issued in April 2014), the threshold for triggering cross default increased to US$ 50 million or its equivalent in other currencies. As of December 31, 2018, the outstanding amount of Yankee bonds totals ThCh$ 497,233,719.

The bonds of Enel Generación Chile S.A. issued in Chile state that cross default can be triggered only by the default of the issuer in cases where the amount overdue exceeds US$50 million or its equivalent in other currencies. Debt acceleration requires the agreement of at least 50% of the bondholders of a certain series. As of December 31, 2018, the outstanding amount owed of domestic bonds totals ThCh$ 329,260,529.

2)     Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that Enel Generación Chile S.A is obliged to meet at certain periods of time (quarterly, annually, etc.). Most of the Group’s financial covenants limit the level of indebtedness and evaluate the ability to generate cash flows in order to service the companies’ debts. Various companies are also required to certify these covenants periodically. The types of covenants and their respective limits vary according to the type of debt.

Enel Generación Chile S.A bonds issued in Chile include the following financial covenants whose definitions and calculation formulas are established in the respective indentures:

Series H

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Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be no more than 0.64. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; Other financial liabilities, non-current; and Other obligations guaranteed by the issuer or its subsidiaries; while Capitalization is the sum of Financial liabilities, Equity attributable to the shareholders of the Company, and Non-controlling interests. As of December 31, 2018, the ratio was 0.30.

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Consolidated Equity: A minimum Equity of Ch$ 761,661 million must be maintained; this limit is adjusted at the end of each year as established in the indenture. Equity corresponds to Equity attributable to the shareholders of the parent company. As of December 31, 2018, the equity attributable to shareholders of Enel Generación Chile S.A. was Ch$ 1,970,521 million.

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Financial Expense Coverage: A financial expense coverage ratio of at least 1.85 must be maintained. Financial expense coverage is the quotient between i) the Gross margin plus Financial income and Dividends received from associates, and ii) Financial expenses; both items refer to the period of four consecutive quarters ending at the close of the quarter being reported. For the year ended December 31, 2018, this ratio was 12.23.

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Net Asset Position with Related Parties: A net asset position must be maintained with related parties of no more than a hundred million dollars. The Net asset position with related parties is the difference between i) the sum of Accounts receivable from related entities, Current, accounts receivable from related entities, non-current, less transactions in the ordinary course of business of less than 180 days term, short-term transactions of associates of Enel Generación Chile S.A. in which Enel Américas S.A. has no participation, and long-term transactions of associates of Enel Generación Chile S.A. in which Enel Américas S.A. has no participation, and ii) the sum of Accounts payable to related entities, current, Accounts payable to related entities, non-current, less transactions in the ordinary course of business at less than 180 days term, short-term transactions of associates of Enel Generación Chile S.A.  in which Enel Américas S.A. has no participation, and long-term transactions of associates of Enel Generación Chile S.A. in which Enel Américas S.A. has no participation. As of December 31, 2018, using the exchange rate prevailing on that date, the net asset position with related parties was a negative US$ 125 million, indicating that Enel Américas S.A. is a net debtor of Enel Generación Chile S.A..

Series M

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Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be no more than 0.64. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; and Other financial liabilities, non-current; while Capitalization is the sum of Financial liabilities and Equity. As of December 31, 2018, the debt ratio was 0.30.

-	Consolidated Equity: Same as for Series H.
-	Financial Expense Coverage Ratio: Same as for Series H.

The Company’s domestic (governed by Chilean law, maturity in April 2019) and international (governed by New York State law, maturity in February 2020) credit lines include the following covenants whose definitions and formulas, identical to each other, are established in the respective contracts:

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Debt Equity Ratio: The debt equity ratio, which is Financial debt to Net Equity, must be no more than 1.4. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; while Net Equity is the sum of the Equity attributable to the shareholders of the Company, and Non-controlling interests. As of December 31, 2018, the ratio was 0.42.

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Debt Repayment Capacity (Debt/EBITDA Ratio): The ratio between Financial Debt and EBITDA must be no more than 6.5. Financial Debt is the sum of interest-bearing loans, current; and interest-bearing loans, non-current; while EBITDA is the operating income excluding depreciation and amortization expense and impairment losses/(reversal of impairment losses) for the four mobile quarters ended on the calculation date. As of December 31, 2018, the Debt/EBITDA ratio was 1.44.

Yankee Bonds are not subject to financial covenants.

As of December 31, 2018, the most restrictive financial covenant was the Debt Equity Ratio requirement for two credit lines.

The other Group companies not mentioned in this Note, are not subject to compliance with financial covenants.

Lastly, in most of the contracts, debt acceleration for non-compliance with these covenants does not occur automatically, but is subject to certain conditions, such as a cure period.

As of December 31, 2018 and 2017, no company of the Group was in default under their financial obligations summarized herein or other financial obligations whose defaults might trigger the acceleration of their financial commitments.